As filed with the Securities and Exchange Commission on December 29, 2003


                     Registration Nos. 33-21844 and 811-5555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                       Post-Effective Amendment No. 34 /X/


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                              Amendment No. 35 /X/


                         Sanford C. Bernstein Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1345 Avenue of the Americas
                            New York, New York 10105
        (Address of Registrant's Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-212-756-4097

                                            Copies to:
       Mark R. Manley, Esq.                            Joel H. Goldberg, Esq.
 Alliance Capital Management L.P.                     Shearman & Sterling LLP
    1345 Avenue of the Americas                         599 Lexington Avenue
     New York, New York 10105                      New York, New York 10022-6069
(Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):


      immediately upon filing pursuant to paragraph (b)
  ---
   X  on January 29, 2004 pursuant to paragraph (b)
  ---
      60 days after filing pursuant to paragraph (a)(1)
  ---
      on (date) pursuant to paragraph (a)(1)
  ---
      75 days after filing pursuant to paragraph (a)(2)
  ---
      on (date) pursuant to paragraph (a)(2) of rule 485
  ---


If appropriate, check the following box:

           X this post-effective amendment designates a new effective date for --- a previously filed post-effective amendment

This amendment consists of the following:

   (1) Facing Sheet of the Registration Statement;
   (2) Text stating purpose of amendment and incorporating by reference from previous filing; and
   (3) Signature page.

Sanford C. Bernstein Fund, Inc. (the "Registrant") is submitting this post-effective amendment No. 34 for the sole purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

This amendment incorporates by reference post-effective amendment No. 33 which was filed on October 31, 2003 with respect to Short Duration Portfolio. This amendment is not intended to amend the prospectus or Statement of Additional Information of any other series of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of December, 2003.

                                                SANFORD C. BERNSTEIN FUND, INC.
                                                 (Registrant)

                                                /s/ Roger Hertog
                                                Roger Hertog
                                                President

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.

Name                Title                                            Date
----                -----                                            ----

/s/ Roger Hertog    President (Principal Executive Officer),   December 29, 2003
Roger Hertog        Treasurer, (Principal Financial and
                    Accounting Officer) and Director

          *
Andrew S. Adelson   Senior Vice President and Director

         *
William Kristol     Director

         *
Peter W. Huber      Director

          *
Rosalie J. Wolf     Director

         *
Irwin Engelman      Director

         *

Thomas S. Hexner    Director


* This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.


*     By: /s/ Roger Hertog                              December 29, 2003
          Roger Hertog
          Attorney-in-Fact